As filed with the Securities and Exchange Commission on May 26, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08685

Rochdale Investment Trust
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Rita Dam
U.S. Bancorp Fund Services, LLC
2020 E. Financial Way
Glendora, CA 91741
(Name and address of agent for service)

(212) 702-3500
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments

Rochdale Large Growth Portfolio
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 10.9%
1,300	Amazon.Com, Inc. (a)(b)	$47,463
1,199	Best Buy Co., Inc.	67,060
1,477	Black & Decker Corp.	128,337
6,046	Coach, Inc. (a)	209,071
4,300	Darden Restaurants, Inc.	176,429
7,500	DR Horton, Inc.	249,150
4,500	eBay, Inc. (a)(b)	175,770
1,997	Fortune Brands, Inc.	161,018
5,526	H&R Block, Inc. (b)	119,638
2,245	Harley-Davidson, Inc. (b)	116,471
12,971	Home Depot, Inc.	548,673
1,437	International Game Technology	50,611
3,668	Lowe's Cos., Inc. (b)	236,366
3,546	McGraw-Hill Cos., Inc.	204,321
5,234	NIKE, Inc.	445,413
2,551	Omnicom Group, Inc.	212,371
2,394	Sherwin-Williams Co. (b)	118,359
2,143	Stanley Works/The (b)	108,564
700	Target Corp.	36,407
2,000	Univision Communications, Inc. - Class A (a)(b)	68,940
2,772	Yum! Brands, Inc.	135,440
		3,615,872
Consumer Staples - 11.7%
7,500	Altria Group, Inc.	531,450
3,694	Campbell Soup Co.	119,685
2,135	Clorox Co./The	127,780
10,806	Coca-Cola Co.	452,447
7,458	Colgate-Palmolive Co.	425,852
2,194	McCormick & Co., Inc.	74,289
8,328	PepsiCo, Inc.	481,275
13,000	Procter & Gamble Co.	749,060
5,449	Sara Lee Corp. (b)	97,428
6,483	Sysco Corp.	207,780
2,573	UST, Inc. (b)	107,037
11,100	Wal-Mart Stores, Inc. (b)	524,364
		3,898,447
Energy - 8.8%
2,000	Anadarko Petroleum Corp.	202,020
4,800	Apache Corp.	314,448
2,141	Baker Hughes, Inc. (b)	146,444
2,600	BJ Services Co.	89,960
4,700	Devon Energy Corp. (b)	287,499
19,000	Exxon Mobil Corp. (b)	1,156,340
500	Halliburton Co.	36,510
1,900	Marathon Oil Corp.	144,723
1,300	National-Oilwell, Inc. (a)(b)	83,356
2,100	Noble Corp.	170,310
1,200	Transocean, Inc. (a)	96,360
4,500	XTO Energy, Inc.	196,065
		2,924,035
Rochdale Large Growth Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Financials - 11.7%
700	Ambac Financial Group, Inc.	$55,720
15,170	American Express Co.	797,184
2,914	Ameriprise Financial, Inc.	131,305
2,800	Bank of New York Co., Inc./The	100,912
4,400	Capital One Financial Corp. (b)	354,288
11,300	Charles Schwab Corp./The	194,473
1,500	Countrywide Financial Corp. (b)	55,050
9,686	Federated Investors, Inc.	378,238
4,200	Genworth Financial, Inc. - Class A	140,406
400	Goldman Sachs Group, Inc.	62,784
2,600	JP Morgan Chase & Co.	108,264
1,800	Lehman Brothers Holdings, Inc.	260,154
1,400	Morgan Stanley	87,948
1,100	Progressive Corp./The	114,686
400	Public Storage, Inc.	32,492
800	Regions Financial Corp. (b)	28,136
15,094	SLM Corp.	783,982
3,100	St. Paul Travelers Cos., Inc./The	129,549
300	SunTrust Banks, Inc.	21,828
400	Vornado Realty Trust (b)	38,400
500	Wachovia Corp.	28,025
		3,903,824
Health Care - 19.0%
5,672	Abbott Laboratories	240,890
1,200	Aetna Inc.	58,968
6,200	AmerisourceBergen Corp.	299,274
4,200	Amgen, Inc. (a)	305,550
1,200	Bausch & Lomb, Inc. (b)	76,440
1,100	Becton, Dickinson & Co.	67,738
3,287	Biomet, Inc. (b)	116,754
1,500	Boston Scientific Corp. (a)(b)	34,575
3,114	C.R. Bard, Inc.	211,160
1,586	Cardinal Health, Inc.	118,189
1,100	Caremark Rx, Inc. (a)(b)	54,098
2,200	Coventry Health Care, Inc. (a)(b)	118,756
4,500	Eli Lilly and Co.	248,850
2,190	Express Scripts, Inc. (a)(b)	192,501
1,500	Forest Laboratories, Inc. (a)	66,945
2,318	Genzyme Corp. (a)	155,816
2,100	Gilead Sciences, Inc. (a)	130,662
2,962	IMS Health, Inc.	76,331
13,784	Johnson & Johnson	816,288
7,100	King Pharmaceuticals, Inc. (a)(b)	122,475
4,500	Laboratory Corp. of America Holdings (a)(b)	263,160
6,166	Medtronic, Inc.	312,925
3,300	Merck & Co., Inc.	116,259
900	Millipore Corp. (a)	65,754
16,600	Pfizer, Inc.	413,672
6,258	Quest Diagnostics, Inc.	321,035
3,762	St. Jude Medical, Inc. (a)	154,242
3,570	Stryker Corp. (b)	158,294

Rochdale Large Growth Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Health Care - 19.0% (continued)
3,200	Thermo Electron Corp. (a)	$118,688
9,200	UnitedHealth Group, Inc.	513,912
2,227	Waters Corp. (a)(b)	96,095
2,700	Wyeth	131,004
2,299	Zimmer Holdings, Inc. (a)	155,412
		6,332,712
Index Fund - 1.0%
5,700	iShares S&P 500 Growth Index Fund (b)	347,130
Industrials - 9.8%
1,935	3M Co.	146,460
2,483	American Standard Cos., Inc.	106,421
3,910	Caterpillar, Inc.	280,777
4,222	Danaher Corp.	268,308
3,000	Equifax, Inc.	111,720
39,933	General Electric Co.	1,388,870
1,536	Illinois Tool Works, Inc.	147,932
1,000	Masco Corp.	32,490
2,200	Monster Worldwide, Inc. (a)(b)	109,692
2,100	Navistar International Corp. (a)	57,918
1,977	PACCAR, Inc.	139,339
2,350	United Parcel Service, Inc. (b)	186,543
4,742	United Technologies Corp.	274,894
		3,251,364
Information Technology - 23.5%
6,196	Adobe Systems, Inc.	216,364
3,800	Advanced Micro Devices, Inc. (a)(b)	126,008
7,500	Andrew Corp. (a)	92,100
1,918	Apple Computer, Inc. (a)	120,297
3,188	Autodesk, Inc. (a)	122,802
3,936	Automatic Data Processing, Inc.	179,797
24,017	Cisco Systems, Inc. (a)	520,448
2,574	Citrix Systems, Inc. (a)(b)	97,555
2,000	Corning Inc. (a)	53,820
27,346	Dell, Inc. (a)	813,817
10,800	EMC Corp. (a)	147,204
4,965	First Data Corp.	232,461
21,906	Intel Corp.	423,881
4,381	International Business Machines Corp. (IBM)	361,301
3,374	Intuit, Inc. (a)	179,463
1,800	Jabil Circuit, Inc. (a)	77,148
3,000	Lexmark International, Inc. - Class A (a)(b)	136,140
11,300	LSI Logic Corp. (a)(b)	130,628
45,576	Microsoft Corp.	1,240,123
4,600	Motorola, Inc.	105,386
3,300	NCR Corp. (a)(b)	137,907
11,400	Network Appliance, Inc. (a)	410,742
1,800	Nvidia Corp. (a)(b)	103,068
54,032	Oracle Corp. (a)	739,698
11,200	QLogic Corp. (a)(b)	216,720
2,500	Qualcomm, Inc.	126,525
25,300	Sanmina-SCI Corp. (a)	103,730

Rochdale Large Growth Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Information Technology - 23.5% (continued)
21,100	Sun Microsystems, Inc. (a)(b)	$108,243
23,018	Symantec Corp. (a)	387,393
4,800	Symbol Technologies, Inc.	50,784
3,100	Xerox Corp. (a)(b)	47,120
		7,808,673
Materials - 1.9%
4,000	Allegheny Technologies, Inc. (b)	244,720
2,000	Ball Corp.	87,660
2,755	Ecolab, Inc. (b)	105,241
2,000	International Flavors & Fragrances, Inc.	68,640
1,767	Sealed Air Corp.	102,257
499	Sigma-Aldrich Corp.	32,829
		641,347
Telecommunication Services - 0.2%
10,000	Qwest Communications International Inc. (a)(b)	68,000
Utilities - 0.6%
1,100	Allegheny Energy, Inc. (a)(b)	37,235
3,330	TXU Corp.	149,051
		186,286
TOTAL COMMON STOCKS (Cost $29,555,784)		32,977,690

SHORT TERM INVESTMENTS - 2.9%
Money Market Investments - 2.9%
970,528	First American Prime Obligations Fund	970,528
TOTAL SHORT TERM INVESTMENTS (Cost $970,528)		970,528

Principal
Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 19.6%
Commercial Paper - 3.9%
$ 258,780	CCN Independence, 0.000%, 10/16/06	258,780
258,780	CCN Orchard Park, 0.000%, 10/06/06	258,780
257,916	Laguna ABS, 4.826%, 04/18/06	257,916
258,780	Lakeside Funding LLC, 0.000%, 04/10/06	258,780
257,743	RAMS Funding LLC, 4.829%, 04/26/06	257,743
		1,291,999
Repurchase Agreement - 14.8%
1,293,901	Credit Suisse First Boston, 4.850%, Dated 03/31/06, Due 04/03/06,
	(Collaterlized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $1,319,807. Repurchase proceeds are $1,294,424.)	1,293,901
1,293,901	Lehman Brothers, 5.000%, Dated 03/31/06, Due 04/03/06,
	(Collaterlized by various corporate bonds,
	valued at $1,423,620. Repurchase proceeds are $1,294,440.)	1,293,901
2,329,022	Morgan Stanley, 4.910%, Dated 03/31/06, Due 04/03/06,
	(Collaterlized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $2,386,835. Repurchase proceeds are $2,329,975.)	2,329,022
		4,916,824
Rochdale Large Growth Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Principal
Amount		Value
Money Market Investment - 0.9%
$ 282,515	AIM Short-Term Liquid Asset Fund	$282,515
21,152	Federated Prime Obligations Fund	21,152
		303,667

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $6,512,490)		6,512,490

Total Investments (Cost $37,038,802) - 121.6%		$40,460,708
Liabilities in Excess of Other Assets - (21.6)%		(7,193,953)
TOTAL NET ASSETS - 100.0%		$33,266,755

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or a portion of this security is out on loan at March 31, 2006.

Rochdale Large Value Portfolio
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 98.8%
Consumer Discretionary - 5.8%
3,700	AutoNation, Inc. (a)	$79,735
2,571	Brunswick Corp.	99,909
5,813	Carnival Corp. (b)	275,362
828	Centex Corp. (b)	51,328
2,500	Darden Restaurants, Inc.	102,575
4,781	Gannett Co., Inc. (b)	286,477
6,100	Hasbro, Inc.	128,710
5,100	Jones Apparel Group, Inc. (b)	180,387
2,000	KB Home (b)	129,960
2,629	Leggett & Platt, Inc.	64,069
2,400	Lennar Corp.	144,912
5,118	Limited Brands, Inc.	125,186
2,141	McDonald's Corp.	73,565
4,522	Nordstrom, Inc.	177,172
3,000	Pulte Homes, Inc.	115,260
9,462	Time Warner, Inc. (b)	158,867
1,300	VF Corp.	73,970
3,068	Walt Disney Co./The (b)	85,566
		2,353,010
Consumer Staples - 2.9%
1,900	Altria Group, Inc.	134,634
8,500	Archer-Daniels-Midland Co.	286,025
3,800	ConAgra Foods, Inc. (b)	81,548
2,300	Constellation Brands, Inc. - Class A (a)(b)	57,615
2,400	General Mills, Inc.	121,632
4,581	Reynolds American, Inc. (b)	483,296
		1,164,750
Energy - 11.0%
700	Amerada Hess Corp.	99,680
3,400	Anadarko Petroleum Corp.	343,434
5,027	Apache Corp.	329,319
16,372	Chevron Corp. (b)	949,085
14,729	ConocoPhillips (b)	931,075
2,162	Devon Energy Corp. (b)	132,249
7,062	El Paso Corp. (b)	85,097
2,000	EOG Resources, Inc.	144,000
7,592	Marathon Oil Corp. (b)	578,283
2,100	Nabors Industries Ltd. (a)(b)	150,318
1,000	Noble Corp.	81,100
4,251	Occidental Petroleum Corp. (b)	393,855
4,156	Valero Energy Corp.	248,446
		4,465,941
Financials - 35.7%
4,814	ACE Ltd.	250,376
7,387	Aflac, Inc.	333,375
7,225	Allstate Corp./The (b)	376,495
1,400	Ambac Financial Group, Inc.	111,440
28,794	Bank of America Corp.	1,311,279
1,500	BB&T Corp.	58,800
1,157	Bear Stearns Companies Inc./The	160,476

Rochdale Large Value Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Financials - 35.7% (continued)
3,354	Capital One Financial Corp. (b)	$270,064
2,918	Chubb Corp./The	278,494
7,300	Cincinnati Financial Corp.	307,111
6,200	CIT Group, Inc.	331,824
28,339	Citigroup, Inc.	1,338,451
8,421	Countrywide Financial Corp. (b)	309,051
8,500	Equity Office Properties Trust	285,430
300	Equity Residential (b)	14,037
1,051	Federal Home Loan Mortgage Corp.	64,111
3,700	Federated Investors, Inc.	144,485
6,600	Fifth Third Bancorp	259,776
1,016	Franklin Resources, Inc.	95,748
4,376	Golden West Financial Corp. (b)	297,130
3,592	Goldman Sachs Group, Inc.	563,800
3,894	Hartford Financial Services Group, Inc. (b)	313,662
5,400	Health Care REIT, Inc. (b)	205,740
13,034	JP Morgan Chase & Co.	542,736
2,205	Lehman Brothers Holdings, Inc.	318,689
350	M&T Bank Corp.	39,949
3,208	MBIA, Inc. (b)	192,897
5,466	Merrill Lynch & Co., Inc.	430,502
10,339	Metlife, Inc. (b)	500,097
11,005	Morgan Stanley	691,334
6,194	National City Corp.	216,171
2,800	Plum Creek Timber Co., Inc.	103,404
4,058	Progressive Corp./The	423,087
2,552	Prudential Financial, Inc.	193,467
1,800	Regions Financial Corp. (b)	63,306
5,100	SAFECO Corp.	256,071
2,600	Simon Property Group, Inc.	218,764
3,000	SLM Corp.	155,820
2,800	Sovereign Bancorp, Inc.	61,348
3,200	St. Paul Travelers Cos., Inc./The	133,728
2,500	SunTrust Banks, Inc.	181,900
5,051	Torchmark Corp.	288,412
7,128	UnumProvident Corp. (b)	145,981
17,185	US Bancorp	524,142
6,155	Wachovia Corp. (b)	344,988
560	Washington Mutual, Inc. (b)	23,867
10,034	Wells Fargo & Co.	640,872
600	XL Capital Ltd.	38,466
500	Zions Bancorp.	41,365
		14,452,518
Health Care - 7.5%
7,520	Aetna Inc. (b)	369,533
3,976	AmerisourceBergen Corp.	191,921
2,000	Biogen Idec, Inc. (a)	94,200
1,000	Cardinal Health, Inc.	74,520
4,888	Caremark Rx, Inc. (a)(b)	240,392
1,959	Cigna Corp.	255,885
3,833	Fisher Scientific International, Inc. (a)(b)	260,836

Rochdale Large Value Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Health Care - 7.5% (continued)
3,300	King Pharmaceuticals, Inc. (a)(b)	$56,925
4,903	Laboratory Corp. of America Holdings (a)(b)	286,727
2,489	Medco Health Solutions, Inc. (a)	142,420
4,300	PerkinElmer, Inc.	100,921
24,058	Pfizer, Inc.	599,525
4,634	Wellpoint, Inc. (a)	358,811
		3,032,616
Index Fund - 1.7%
4,500	iShares S&P 500 Value Index Fund (b)	309,420
12,000	Utilities Select Sector SPDR Fund	370,440
		679,860
Industrials - 15.8%
2,500	3M Co.	189,225
2,943	Burlington Northern Santa Fe Corp.	245,240
8,000	Cendant Corp.	138,800
1,400	CSX Corp.	83,720
1,700	Cummins, Inc. (b)	178,670
4,391	Deere & Co.	347,108
2,200	Dover Corp.	106,832
2,100	Eaton Corp.	153,237
859	FedEx Corp.	97,015
8,124	General Dynamics Corp.	519,773
2,500	General Electric Co.	86,950
5,478	Goodrich Corp.	238,896
2,200	Grainger (W.W.), Inc.	165,770
3,400	Honeywell International, Inc.	145,418
10,246	Ingersoll-Rand Co., Ltd.	428,180
4,068	L-3 Communications Holdings, Inc. (b)	348,994
8,900	Masco Corp.	289,161
3,400	Navistar International Corp. (a)	93,772
7,584	Norfolk Southern Corp.	410,067
9,416	Northrop Grumman Corp.	643,019
2,650	PACCAR, Inc.	186,772
2,142	Parker Hannifin Corp.	172,667
5,600	Raytheon Co.	256,704
900	Ryder System, Inc.	40,302
28,668	Tyco International Ltd.	770,596
1,500	United Technologies Corp.	86,955
		6,423,843
Information Technology - 2.7%
2,200	Advanced Micro Devices, Inc. (a)(b)	72,952
3,428	Affiliated Computer Services, Inc. (a)	204,514
21,100	Ciena Corp. (a)	109,931
3,154	Computer Sciences Corp. (a)	175,205
3,000	EMC Corp. (a)	40,890
2,200	Freescale Semiconductor, Inc. (a)	61,094
6,000	Hewlett-Packard Co.	197,400
3,000	Novellus Systems, Inc. (a)(b)	72,000
2,646	Nvidia Corp. (a)(b)	151,510
		1,085,496
Rochdale Large Value Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Materials - 2.2%
2,000	Alcoa, Inc.	$61,120
2,265	Eastman Chemical Co.	115,923
1,600	Louisiana-Pacific Corp.	43,520
2,900	MeadWestvaco Corp.	79,199
3,574	Nucor Corp.	374,519
2,160	Phelps Dodge Corp.	173,945
1,000	United States Steel Corp. (b)	60,680
		908,906
Telecommunication Services - 7.7%
18,699	AT&T, Inc.	505,621
7,557	BellSouth Corp.	261,850
14,100	CenturyTel, Inc. (b)	551,592
42,273	Citizens Communications Co. (b)	560,963
14,891	Sprint Nextel Corp.	384,783
24,646	Verizon Communications, Inc.	839,443
		3,104,252
Utilities - 5.8%
10,300	Allegheny Energy, Inc. (a)(b)	348,655
8,000	Ameren Corp. (b)	398,560
2,200	CMS Energy Corp. (a)(b)	28,490
5,300	Consolidated Edison, Inc. (b)	230,550
2,950	DTE Energy Co. (b)	118,266
4,229	Exelon Corp. (b)	223,714
6,100	NiSource, Inc.	123,342
1,100	Peoples Energy Corp. (b)	39,204
2,400	PG&E Corp.	93,360
5,500	Pinnacle West Capital Corp.	215,050
16,800	The Southern Co. (b)	550,536
		2,369,727
TOTAL COMMON STOCKS (Cost $33,373,032)		40,040,919

SHORT TERM INVESTMENTS - 3.7%
Money Market Investments - 3.7%
1,508,025	First American Prime Obligations Fund	1,508,025
TOTAL SHORT TERM INVESTMENTS (Cost $1,508,024)		1,508,025

Principal
Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 25.9%
Commercial Paper - 5.1%
$ 418,063	CCN Independence, 0.000%, 10/16/06	418,063
418,063	CCN Orchard Park, 0.000%, 10/06/06	418,063
416,667	Laguna ABS, 4.826%, 04/18/06	416,667
418,063	Lakeside Funding LLC, 0.000%, 04/10/06	418,063
416,387	RAMS Funding LLC, 4.829%, 04/26/06	416,387
		2,087,243
Rochdale Large Value Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Principal
Amount		Value
Repurchase Agreement - 19.6%
$ 2,090,315	Credit Suisse First Boston, 4.850%, Dated 03/31/06, Due 04/03/06,
	(Collaterlized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $2,132,166. Repurchase proceeds are $2,091,160.)	$2,090,315
2,090,315	Lehman Brothers, 5.000%, Dated 03/31/06, Due 04/03/06,
	(Collaterlized by various corporate bonds,
	valued at $2,229,878. Repurchase proceeds are $2,091,186.)	2,090,315
3,762,566	Morgan Stanley, 4.910%, Dated 03/31/06, Due 04/03/06,
	(Collaterlized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $3,762,566. Repurchase proceeds are $3,764,106.)	3,762,566
		7,943,196
Money Market Investment - 1.2%
456,407	AIM Short-Term Liquid Asset Fund	456,407
34,172	Federated Prime Obligations Fund	34,172
		490,579

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $10,521,018)		10,521,018

Total Investments (Cost $45,402,074) - 128.4%		$52,069,962
Liabilities in Excess of Other Assets - (28.4)%		(11,529,772)
TOTAL NET ASSETS - 100.0%		$40,540,190

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or portion of this security is out on loan at March 31, 2006.

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 18.4%
6,348	Abercrombie & Fitch Co.	$370,088
3,000	Advance Auto Parts, Inc. (a)	124,920
1,707	Aeropostale, Inc. (a)	51,483
4,500	American Eagle Outfitters (b)	134,370
1,200	AnnTaylor Stores Corp. (a)	44,148
6,696	Applebee's International, Inc.	164,387
3,236	Arbitron, Inc. (b)	109,442
2,273	Arctic Cat, Inc.	54,688
700	Beazer Homes USA, Inc.	45,990
3,307	Blyth, Inc.	69,513
1,403	Brinker International, Inc. (b)	59,277
4,371	Career Education Corp. (a)	164,918
2,647	CEC Entertainment, Inc. (a)(b)	88,992
9,592	Chico's FAS, Inc. (a)(b)	389,819
2,100	Children's Place Retail Stores, Inc./The (a)(b)	121,590
2,724	Claire's Stores, Inc.	98,908
7,004	Corinthian Colleges, Inc. (a)(b)	100,858
3,779	Dollar Tree Stores, Inc. (a)(b)	104,565
1,213	Ethan Allen Interiors, Inc. (b)	50,970
4,189	Fossil, Inc. (a)(b)	77,832
2,700	GameStop Corp. (a)	127,278
3,424	GTECH Holdings Corp.	116,587
2,220	Guitar Center, Inc. (a)	105,894
1,133	Harman International Industries, Inc. (b)	125,910
5,924	Harte-Hanks, Inc.	162,021
5,405	ITT Educational Services, Inc. (a)	346,190
12,948	K-Swiss, Inc.	390,253
800	MDC Holdings, Inc. (b)	51,448
600	Meritage Homes Corp. (a)	32,976
6,946	Michaels Stores, Inc.	261,031
1,100	Mohawk Industries, Inc. (a)	88,792
2,200	Nautilus, Inc. (b)	32,890
462	NVR, Inc. (a)	341,395
3,108	O'Reilly Automotive, Inc. (a)	113,629
2,928	Outback Steakhouse, Inc.	128,832
2,066	Oxford Industries, Inc.	105,635
3,900	Payless Shoesource, Inc. (a)	89,271
2,794	Polaris Industries, Inc. (b)	152,441
4,000	Quiksilver, Inc. (a)(b)	55,440
4,700	Reader's Digest Association, Inc.	69,325
5,986	Ross Stores, Inc.	174,731
2,700	Ryland Group, Inc. (b)	187,380
5,643	SCP Pool Corp.	264,713
4,000	Shuffle Master, Inc. (a)(b)	142,960
4,137	Sonic Corp. (a)	145,333
3,321	Thomas Nelson, Inc.	97,139
4,200	Thor Industries, Inc. (b)	224,112
9,806	Timberland Co./The (a)	335,659
2,600	Toll Brothers, Inc. (a)	90,038
1,800	Tractor Supply Co. (a)	119,412

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Consumer Discretionary - 18.4% (continued)
3,400	Urban Outfitters, Inc. (a)	$83,436
2,914	Valassis Communications, Inc. (a)	85,584
2,920	Vertrue, Inc. (a)(b)	122,056
173	Washington Post Co./The	134,378
3,596	Westwood One, Inc.	39,700
3,014	Williams-Sonoma, Inc. (a)(b)	127,794
3,363	Winnebago Industries, Inc. (b)	102,033
		7,800,454
Consumer Staples - 2.7%
2,500	Church & Dwight Co., Inc.	92,300
860	Delta and Pine Land Co.	25,937
4,090	Energizer Holdings, Inc. (a)	216,770
400	Hansen Natural Corp. (a)	50,420
5,761	Hormel Foods Corp.	194,722
5,004	NBTY, Inc. (a)	112,690
3,794	Sanderson Farms, Inc.	84,986
4,201	Spectrum Brands, Inc. (a)	91,246
1,300	USANA Health Sciences, Inc. (a)(b)	54,236
6,544	WD-40 Co.	201,882
600	Whole Foods Market, Inc. (b)	39,864
		1,165,053
Energy - 11.8%
700	Arch Coal, Inc. (a)	53,158
1,100	Cabot Oil & Gas Corp. (a)	52,723
2,440	CARBO Ceramics, Inc. (b)	138,860
1,300	Denbury Resources, Inc. (a)(b)	41,171
1,000	ENSCO International, Inc. (a)	51,450
2,400	Frontier Oil Corp.	142,440
10,576	Grant Prideco, Inc. (a)	453,076
3,598	Helix Energy Solutions Group, Inc. (a)(b)	136,364
4,993	Lone Star Technologies, Inc. (a)	276,662
5,308	Murphy Oil Corp. (b)	264,445
9,000	National-Oilwell, Inc. (a)(b)	577,080
5,200	Newfield Exploration Co. (a)(b)	217,880
5,908	Noble Energy, Inc. (b)	259,479
6,344	Patterson-UTI Energy, Inc.	202,754
7,228	Peabody Energy Corp. (b)	364,363
2,245	Petroleum Development Corp. (a)	101,833
4,100	Pioneer Natural Resources Co. (b)	181,425
1,600	Plains Exploration & Production Co. (a)	61,824
2,000	Pogo Producing Co. (b)	100,500
1,200	Quicksilver Resources, Inc. (a)	46,392
3,530	Remington Oil & Gas Corp. (a)	152,567
6,700	Southwestern Energy Co. (a)	215,673
2,950	St Mary Land & Exploration Co. (b)	120,448
2,242	Unit Corp. (a)	124,992
2,994	Western Gas Resources, Inc. (b)	144,461
2,500	World Fuel Services Corp.	101,100
10,001	XTO Energy, Inc.	435,744
		5,018,864
Rochdale Mid/Small Growth Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Financials - 10.2%
5,225	Arthur J. Gallagher & Co.	$145,307
6,382	Associated Banc-Corp (b)	216,861
3,733	Bank of Hawaii Corp.	199,006
5,680	Brown & Brown, Inc.	188,576
3,862	Commerce Bancorp Inc. (b)	141,542
884	Cullen/Frost Bankers, Inc.	47,515
10,782	Eaton Vance Corp.	295,211
1,500	Everest Re Group, Ltd.	140,055
2,728	First Bancorp (b)	33,718
1,718	First Midwest Bancorp, Inc.	62,827
4,903	Hilb Rogal & Hobbs Co.	202,102
3,200	Investment Technology Group, Inc. (a)	159,360
3,288	Investors Financial Services Corp. (b)	154,109
5,357	Legg Mason, Inc.	671,393
2,600	Nara Bancorp, Inc.	45,630
1,897	New Century Financial Corp.	87,300
6,693	Philadelphia Consolidated Holding Co. (a)(b)	228,499
2,600	Radian Group, Inc. (b)	156,650
5,010	SEI Investments Co.	203,055
7,636	TCF Financial Corp.	196,627
9,300	Trustco Bank Corp. (b)	113,181
700	W.R. Berkley Corp.	40,642
4,000	Waddell & Reed Financial, Inc. (b)	92,400
2,052	Westamerica Bancorporation (b)	106,540
6,830	World Acceptance Corp. (a)	187,142
3,900	Zenith National Insurance Corp.	187,707
		4,302,955
Health Care - 20.5%
5,166	Advanced Medical Optics, Inc. (a)	240,942
4,969	Amedisys, Inc. (a)(b)	172,673
5,740	American Medical Systems Holdings, Inc. (a)	129,150
2,781	Amsurg Corp. (a)	63,101
4,136	Apria Healthcare Group, Inc. (a)	95,045
5,994	Barr Pharmaceuticals, Inc. (a)	377,502
8,000	BioLase Technology, Inc. (b)	76,400
1,700	Biosite, Inc. (a)	88,281
3,370	Centene Corp. (a)(b)	98,303
6,137	Cephalon, Inc. (a)(b)	369,754
5,900	Cerner Corp. (a)	279,955
5,863	Charles River Laboratories International, Inc. (a)(b)	287,404
2,900	Chemed Corp.	172,086
4,600	CNS, Inc.	99,084
700	Cooper Cos., Inc.	37,821
7,923	Coventry Health Care, Inc. (a)(b)	427,684
7,574	Cytyc Corp. (a)	213,435
4,354	Dendrite International, Inc. (a)	59,432
6,246	Dentsply International, Inc.	363,205
2,658	Diagnostic Products Corp. (b)	126,601
1,759	Dionex Corp. (a)	108,143
4,800	DJ Orthopedics, Inc. (a)	190,848
3,583	Edwards Lifesciences Corp. (a)	155,860

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Health Care - 20.5% (continued)
2,000	Enzo Biochem, Inc. (a)(b)	$27,000
2,600	Healthways, Inc. (a)	132,444
4,714	Henry Schein, Inc. (a)	225,612
2,722	Hillenbrand Industries, Inc.	149,683
6,120	Intermagnetics General Corp. (a)	153,306
1,600	Intuitive Surgical, Inc. (a)	188,800
3,096	Kensey Nash Corp. (a)(b)	88,546
2,344	LifePoint Hospitals, Inc. (a)(b)	72,898
4,833	Lincare Holdings, Inc. (a)	188,294
3,748	Mentor Corp. (b)	169,822
13,065	Odyssey HealthCare, Inc. (a)	224,849
2,000	Omnicare, Inc. (b)	109,980
4,260	Patterson Companies Inc (a)(b)	149,952
8,200	PDL BioPharma, Inc. (a)(b)	268,960
1,700	Pediatrix Medical Group, Inc. (a)	174,488
6,012	Pharmaceutical Product Development, Inc.	208,075
1,300	PolyMedica Corp.	55,068
8,327	Regeneron Pharmaceuticals, Inc. (a)	138,478
6,592	Respironics, Inc. (a)	256,495
2,900	Sepracor, Inc. (a)(b)	141,549
2,000	SFBC International, Inc. (a)(b)	48,760
3,920	Sierra Health Services, Inc. (a)(b)	159,544
4,870	Sybron Dental Specialties, Inc. (a)	200,839
3,368	Techne Corp. (a)	202,552
1,528	UnitedHealth Group, Inc.	85,354
7,899	Varian Medical Systems, Inc. (a)(b)	443,608
6,499	VCA Antech, Inc. (a)	185,091
		8,682,756
Index Fund - 1.0%
3,600	iShares S&P MidCap 400 Growth Fund	289,800
1,000	iShares S&P SmallCap 600/BARRA Growth Index Fund (b)	129,540
		419,340
Industrials - 15.4%
2,337	AMETEK, Inc. (b)	105,071
4,256	Armor Holdings, Inc. (a)	248,082
1,100	Brady Corp. (b)	41,206
9,624	C H Robinson Worldwide, Inc. (b)	472,442
2,500	Ceradyne, Inc. (a)	124,750
5,903	ChoicePoint, Inc. (a)	264,159
2,600	Coinstar, Inc. (a)	67,366
1,500	Corporate Executive Board Co./The	151,350
3,442	Donaldson Co., Inc. (b)	116,305
1,103	DRS Technologies, Inc.	60,522
1,400	Dun & Bradstreet Corp. (a)(b)	107,352
4,494	Expeditors International Washington, Inc.	388,237
4,000	Fastenal Co.	189,360
700	Forward Air Corp.	26,103
4,731	Graco, Inc.	214,929
1,787	Harsco Corp.	147,642
4,443	Heartland Express, Inc. (b)	96,813
979	Hubbell, Inc.	50,184

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Industrials - 15.4%
3,727	IDEX Corp.	$194,438
6,252	J.B. Hunt Transport Services, Inc. (b)	134,668
2,400	Jacobs Engineering Group, Inc. (a)	208,176
4,495	John H. Harland Co.	176,653
1,000	Joy Global, Inc. (a)	59,770
10,305	Knight Transportation, Inc.	203,524
4,307	Korn/Ferry International (a)	87,820
5,216	Landstar System, Inc.	230,130
5,508	Oshkosh Truck Corp.	342,818
3,420	Pentair, Inc. (b)	139,365
3,600	Portfolio Recovery Associates, Inc. (a)	168,588
7,376	Precision Castparts Corp.	438,134
6,722	Roper Industries, Inc.	326,891
1,200	Shaw Group Inc./The (a)(b)	36,480
7,670	Simpson Manufacturing Co., Inc.	332,111
4,169	Stericycle, Inc. (a)(b)	281,908
4,660	Toro Co. (b)	222,515
3,919	Wabash National Corp.	77,400
		6,533,262
Information Technology - 17.5%
3,000	Activision, Inc. (a)(b)	41,370
5,614	Acxiom Corp.	145,066
1,000	ADTRAN, Inc.	26,180
1,000	Amphenol Corp.	52,180
9,660	ANSYS, Inc. (a)	523,089
4,216	Cabot Microelectronics Corp. (a)(b)	156,414
4,602	Catapult Communications Corp. (a)	61,207
3,624	CDW Corp. (b)	213,272
4,378	Cognizant Technology Solutions Corp. (a)	260,447
3,300	Cree, Inc. (a)(b)	108,273
4,100	Cypress Semiconductor Corp. (a)(b)	69,495
1,000	Diebold, Inc. (b)	41,100
2,718	DST Systems, Inc. (a)(b)	157,481
1,800	F5 Networks, Inc. (a)(b)	130,482
5,448	FactSet Research Systems, Inc.	241,619
4,331	Fidelity National Information Services, Inc.	175,622
10,526	Flir Systems, Inc. (a)(b)	299,044
4,000	Gartner, Inc. (a)	55,800
7,829	Global Imaging Systems, Inc. (a)	297,345
6,210	Global Payments, Inc.	329,192
1,600	International Rectifier Corp. (a)(b)	66,288
5,437	j2 Global Communications, Inc. (a)(b)	255,539
5,583	Jack Henry & Associates, Inc.	127,683
800	Komag, Inc. (a)(b)	38,080
2,091	Kronos, Inc. (a)	78,182
4,838	Lam Research Corp. (a)(b)	208,034
3,692	Macrovision Corp. (a)	81,778
6,800	McAfee, Inc. (a)(b)	165,444
3,300	MEMC Electronic Materials, Inc. (a)(b)	121,836
4,189	Mercury Computer Systems, Inc. (a)	67,862
3,242	Microchip Technology, Inc. (b)	117,685

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Information Technology - 17.5% (continued)
5,000	MoneyGram International, Inc.	$153,600
1,800	Paxar Corp. (a)	35,226
4,667	Plantronics, Inc.	165,352
3,597	Reynolds & Reynolds Co.	102,155
5,200	RF Micro Devices, Inc. (a)	44,980
8,900	SanDisk Corp. (a)(b)	511,928
5,100	Silicon Laboratories, Inc. (a)(b)	280,245
5,400	Sonic Solutions, Inc. (a)	97,794
4,200	Synaptics, Inc. (a)	92,358
3,529	Take-Two Interactive Software, Inc. (a)(b)	65,851
11,101	Talx Corp.	316,156
6,397	Trimble Navigation Ltd. (a)	288,185
7,300	UTstarcom, Inc. (a)(b)	45,917
2,400	Varian Semiconductor Equipment Associates, Inc. (a)	67,392
4,775	WebEx Communications, Inc. (a)(b)	160,774
2,000	Websense, Inc. (a)	55,160
7,000	Western Digital Corp. (a)	136,010
2,100	Zebra Technologies Corp. (a)(b)	93,912
		7,426,084
Materials - 1.8%
1,974	Cleveland-Cliffs, Inc. (b)	171,975
800	Florida Rock Industries, Inc. (a)	44,976
3,271	Georgia Gulf Corp. (b)	85,013
7,580	Lyondell Chemical Co.	150,842
4,534	MacDermid, Inc.	145,768
500	Martin Marietta Materials, Inc. (a)	53,515
4,466	Olin Corp. (b)	95,885
		747,974
Utilities - 0.1%
600	Questar Corp.	42,030
TOTAL COMMON STOCKS (Cost $30,995,493)		42,138,772

SHORT TERM INVESTMENTS - 2.1%
Money Market Investments - 2.1%
890,309	First American Prime Obligations Fund	890,309
TOTAL SHORT TERM INVESTMENTS (Cost $890,309)		890,309

Principal
Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 33.9%
Commercial Paper - 6.7%
$ 571,382	CCN Independence, 0.000%, 10/16/06	571,382
571,382	CCN Orchard Park, 0.000%, 10/06/06	571,382
569,473	Laguna ABS, 4.826%, 04/18/06	569,473
571,382	Lakeside Funding LLC, 0.000%, 04/10/06	571,382
569,092	RAMS Funding LLC, 4.829%, 04/26/06	569,092
		2,852,711
Rochdale Mid/Small Growth Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Principal
Amount		Value
Repurchase Agreement - 25.6%
$ 2,856,909	Credit Suisse First Boston, 4.850%, Dated 03/31/06, Due 04/03/06,
	(Collaterlized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $2,914,107. Repurchase proceeds are $2,858,064.)	$2,856,909
2,856,909	Lehman Brothers, 5.000%, Dated 03/31/06, Due 04/03/06,
	(Collaterlized by various corporate bonds,
	6.375% to 9.625%, due 07/01/10 to 02/01/18,
	valued at $3,143,326. Repurchase proceeds are $2,858,064.)	2,856,909
5,142,436	Morgan Stanley, 4.910%, Dated 03/31/06, Due 04/03/06,
	(Collaterlized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $5,270,084. Repurchase proceeds are $5,144,540.)	5,142,436
		10,856,254
Money Market Investment - 1.6%
623,787	AIM Short-Term Liquid Asset Fund	623,787
46,705	Federated Prime Obligations Fund	46,705
		670,492

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $14,379,457)		14,379,457

Total Investments (Cost $46,265,259) - 135.4%		$57,408,538
Liabilities in Excess of Other Assets - (35.4)%		(15,014,426)
TOTAL NET ASSETS - 100.0%		$42,394,112
_______________
Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or portion of this security is out on loan at March 31, 2006.

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2006

Shares		Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 9.8%
2,370	American Greetings Corp. (b)	$51,239
7,542	Ashworth, Inc. (a)	74,892
4,627	Aztar Corp. (a)	194,288
4,106	Barnes & Noble, Inc.	189,902
1,603	Bassett Furniture Industries, Inc.	31,980
3,086	BorgWarner, Inc. (b)	185,283
6,220	Building Materials Holding Corp. (b)	221,681
3,244	Burlington Coat Factory Warehouse Corp.	147,440
1,900	GameStop Corp. - Class A (a)(b)	89,566
4,511	GameStop Corp. - Class B (a)	195,417
2,016	Hovnanian Enterprises, Inc. (a)	88,563
4,710	Insight Enterprises, Inc. (a)	103,667
4,500	Jo-Ann Stores, Inc. (a)(b)	60,570
2,794	Landry's Restaurants, Inc.	98,712
2,068	Laureate Education, Inc. (a)	110,390
2,200	Lee Enterprises, Inc.	73,238
6,475	Lennar Corp.	390,960
3,596	Lenox Group, Inc. (a)	47,108
3,008	Lone Star Steakhouse & Saloon, Inc.	85,487
4,510	MDC Holdings, Inc. (b)	290,038
3,637	Men's Wearhouse, Inc./The (a)(b)	130,714
2,389	Modine Manufacturing Co.	70,475
3,361	Mohawk Industries, Inc. (a)	271,300
3,500	Multimedia Games, Inc. (a)	52,080
1,000	Oxford Industries, Inc.	51,130
6,400	Payless Shoesource, Inc. (a)	146,496
14,108	Pinnacle Entertainment, Inc. (a)	397,422
2,444	Ryland Group, Inc. (b)	169,614
2,300	Scholastic Corp. (a)	61,548
1,232	Standard-Pacific Corp.	41,420
4,000	Toll Brothers, Inc. (a)	138,520
2,800	WCI Communities, Inc. (a)	77,896
7,000	Westwood One, Inc.	77,280
		4,416,316
Consumer Staples - 3.0%
8,000	American Italian Pasta Co. (a)	50,080
3,332	BJ's Wholesale Club, Inc. (a)(b)	104,991
6,363	Casey's General Stores, Inc.	145,522
3,046	Corn Products International, Inc.	90,070
3,354	Dean Foods Co. (a)	130,236
4,366	J & J Snack Foods Corp.	146,654
2,757	J.M. Smucker Co./The (b)	109,453
2,293	Nash Finch Co.	68,561
7,859	PepsiAmericas, Inc.	192,153
6,605	Smithfield Foods, Inc. (a)	193,791
670	TreeHouse Foods, Inc. (a)	17,788
4,472	Tyson Foods, Inc.	61,445
1,455	Universal Corp.	53,500
		1,364,244
Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2006, Continued

Shares		Value
Energy - 6.9%
900	Arch Coal, Inc. (b)	$68,346
2,670	Bristow Group, Inc. (a)	82,503
4,300	Cimarex Energy Co. (b)	186,018
2,467	Forest Oil Corp. (a)	91,723
2,376	Helmerich & Payne, Inc.	165,892
2,400	Lufkin Industries, Inc.	133,056
1,996	Mariner Energy, Inc. (a)	40,938
559	Maverick Tube Corp. (a)(b)	29,622
6,992	Newfield Exploration Co. (a)(b)	292,965
2,625	Oceaneering International, Inc. (a)	150,413
4,097	Overseas Shipholding Group, Inc.	196,369
2,800	Peabody Energy Corp.	141,148
5,629	Pioneer Natural Resources Co. (b)	249,083
3,100	Pogo Producing Co. (b)	155,775
4,018	Swift Energy Co. (a)(b)	150,514
10,064	Veritas DGC, Inc. (a)(b)	456,805
8,416	Weatherford International Ltd. (a)	385,032
3,000	W-H Energy Services, Inc. (a)	133,470
		3,109,672
Financials - 25.2%
3,285	AMB Property Corp.	178,277
4,244	American Financial Group Inc. (b)	176,593
7,296	AmeriCredit Corp. (a)(b)	224,206
1,809	AmerUs Group Co.	108,974
5,505	Anchor BanCorp Wisconsin, Inc.	166,857
4,600	Associated Banc-Corp (b)	156,308
11,973	Astoria Financial Corp.	370,684
2,600	Bank of New York Co., Inc./The	93,704
7,500	BankAtlantic Bancorp, Inc.	107,925
3,369	Cash America International, Inc.	101,137
4,400	Central Pacific Financial Corp.	161,568
1,303	City National Corp.	100,057
7,309	Colonial BancGroup, Inc./The	182,725
5,410	Colonial Properties Trust (b)	271,203
1,794	Delphi Financial Group, Inc.	92,624
1,050	Downey Financial Corp.	70,665
1,600	Entertainment Properties Trust	67,168
3,000	Equity Office Properties Trust	100,740
2,332	Everest Re Group, Ltd.	217,739
1,600	Federal Realty Investments Trust	120,320
13,427	Fidelity National Financial, Inc.	477,061
2,349	Fidelity National Title Group, Inc.	53,487
12,491	First American Financial Corp. (b)	489,148
9,834	Fremont General Corp. (b)	212,021
4,000	Glenborough Realty Trust, Inc. (b)	87,000
4,107	HCC Insurance Holdings, Inc. (b)	142,924
6,000	Health Care REIT, Inc. (b)	228,600
4,500	Highwoods Properties, Inc.	151,785
4,743	Horace Mann Educators Corp.	89,168
2,400	Hospitality Properties Trust	104,808
4,754	Independence Community Bank Corp.	198,147

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2006, Continued

Shares		Value
Financials - 25.2% (continued)
6,267	IndyMac Bancorp, Inc. (b)	$256,508
12,800	Investment Technology Group, Inc. (a)	637,440
2,500	Irwin Financial Corp.	48,325
1,933	Jefferies Group, Inc. (b)	113,080
500	LandAmerica Financial Group, Inc. (b)	33,925
7,495	Liberty Property Trust (b)	353,464
3,600	Mack-Cali Realty Corp.	172,800
1,418	MAF Bancorp, Inc.	62,066
8,179	Mercantile Bankshares Corp.	314,483
1,700	Northern Trust Corp.	89,250
5,088	Ohio Casualty Corp.	161,290
8,003	Old Republic International Corp.	174,625
600	Piper Jaffray Companies, Inc. (a)	33,000
4,400	PMI Group Inc./The (b)	202,048
4,002	Protective Life Corp.	199,059
748	Provident Bankshares Corp.	27,265
4,339	Radian Group, Inc. (b)	261,425
6,291	Raymond James Financial, Inc.	185,962
12,568	RLI Corp.	720,146
1,750	Selective Insurance Group	92,750
3,260	Stancorp Financial Group, Inc.	176,399
3,217	Sterling Financial Corp.	93,293
1,400	SunTrust Banks, Inc.	101,864
5,808	SWS Group, Inc.	151,879
5,244	UICI	193,976
4,500	US Bancorp (b)	137,250
7,834	W.R. Berkley Corp.	454,842
4,198	Washington Federal, Inc. (b)	101,592
6,674	Webster Financial Corp.	323,422
3,049	Zenith National Insurance Corp.	146,748
		11,323,799
Health Care - 5.7%
1,800	Chemed Corp.	106,812
3,453	Community Health Systems, Inc. (a)	124,826
5,769	Conmed Corp. (a)	110,476
10,123	Cross Country Healthcare, Inc. (a)	195,981
3,654	DJ Orthopedics, Inc. (a)	145,283
3,900	Greatbatch, Inc. (a)	85,449
6,360	Health Net, Inc. (a)	323,215
1,396	LifePoint Hospitals, Inc. (a)	43,416
4,703	Omnicare, Inc. (b)	258,618
3,283	Owens & Minor, Inc.	107,584
4,408	Parexel International Corp. (a)	116,547
2,760	Pediatrix Medical Group, Inc. (a)	283,286
4,000	Steris Corp.	98,720
4,672	Sunrise Senior Living, Inc. (a)(b)	182,068
3,196	UnitedHealth Group, Inc.	178,529
2,034	Vital Signs, Inc.	111,728
4,000	Watson Pharmaceuticals, Inc. (a)	114,960
		2,587,498
Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2006, Continued

Shares		Value
Index Fund - 1.4%
4,250	iShares S&P MidCap 400/BARRA Value Index Fund	$325,933
1,800	iShares S&P SmallCap 600 Value Index Fund (b)	131,076
5,200	Utilities Select Sector SPDR Fund	160,524
		617,533
Industrials - 18.0%
7,939	AAR Corp. (a)	226,103
3,100	Alaska Air Group, Inc. (a)(b)	109,895
2,197	Alexander & Baldwin, Inc. (b)	104,753
4,700	Angelica Corp.	96,444
2,000	Apogee Enterprises, Inc.	33,760
6,743	Applied Industrial Technologies, Inc. (b)	300,738
4,000	Applied Signal Technology, Inc. (b)	79,320
5,499	Arkansas Best Corp.	215,121
4,837	Astec Industries, Inc. (a)	173,648
7,500	C&D Technologies, Inc.	69,300
4,700	Coinstar, Inc. (a)	121,777
4,019	Consolidated Graphics, Inc. (a)	209,470
2,289	Curtiss-Wright Corp.	151,532
4,133	DRS Technologies, Inc.	226,778
5,849	Esterline Technologies Corp. (a)	250,045
5,018	Flowserve Corp. (a)(b)	292,750
2,768	G&K Services, Inc.	117,751
2,560	Gardner Denver, Inc. (a)	166,912
1,600	Granite Construction, Inc.	77,888
3,200	Heidrick & Struggles International, Inc. (a)	116,096
9,400	Herley Industries, Inc. (a)	196,272
4,100	Hub Group, Inc. (a)	186,878
1,000	Hughes Supply, Inc. (a)	46,500
2,300	Joy Global, Inc.	137,471
600	Kaman Corp.	15,096
2,300	Lennox International, Inc.	68,678
2,100	Manitowoc Co. (b)	191,415
8,132	Mobile Mini, Inc. (a)	251,441
4,883	Moog, Inc. (a)	173,298
1,800	MSC Industrial Direct Co., Inc.	97,236
2,043	Mueller Industries, Inc. (b)	72,915
2,782	NCO Group, Inc. (a)	66,073
1,000	Nordson Corp.	49,860
2,353	Reliance Steel & Aluminum Co. (b)	220,994
8,544	Robbins & Myers, Inc.	184,550
1,200	Roper Industries, Inc.	58,356
3,169	School Specialty, Inc. (a)	109,331
2,154	Sequa Corp. (a)	210,661
7,300	Shaw Group Inc./The (a)(b)	221,920
7,573	Sourcecorp (a)	182,585
1,900	SPX Corp.	101,498
4,100	Standard Register Co./The	63,550
2,200	Stewart & Stevenson Services, Inc. (b)	80,256
5,800	Tecumseh Products Co.	142,332
3,900	Thomas & Betts Corp. (a)	200,382
3,770	Timken Co./The (b)	121,658

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2006, Continued

Shares		Value
Industrials - 18.0% (continued)
1,603	United Stationers, Inc. (a)	$85,119
4,933	Universal Forest Products, Inc.	313,196
600	URS Corp. (a)	24,150
600	Valmont Industries, Inc.	25,224
4,500	Viad Corp. (b)	154,260
2,787	Waste Connections, Inc. (a)(b)	110,950
3,844	Watsco, Inc.	273,116
2,853	Watts Water Technologies, Inc.	103,678
4,711	Werner Enterprises, Inc. (b)	86,541
7,752	Woodward Governor Co.	257,754
1,740	YRC Worldwide, Inc. (a)(b)	66,224
		8,091,499
Information Technology - 12.8%
10,000	Adaptec, Inc. (a)	55,300
7,092	Aeroflex, Inc. (a)	97,373
6,725	Agilysys, Inc.	101,278
2,020	Anixter International, Inc. (b)	96,516
12,427	Arrow Electronics, Inc. (a)	401,019
2,200	ATMI, Inc. (a)	66,440
2,100	Avid Technology, Inc. (a)	91,266
10,503	Avnet, Inc. (a)	266,566
11,900	Axcelis Technologies, Inc. (a)	69,734
4,274	Belden CDT, Inc. (b)	116,381
2,100	Benchmark Electronics, Inc. (a)	80,535
3,069	Black Box Corp.	147,465
1,200	Brightpoint, Inc. (a)	37,272
6,373	Cadence Design Systems, Inc. (a)(b)	117,837
5,751	CheckFree Corp. (a)(b)	290,426
8,151	Ciber, Inc. (a)	52,003
1,900	Cymer, Inc. (a)	86,336
2,500	Cypress Semiconductor Corp. (a)(b)	42,375
2,600	Diebold, Inc.	106,860
9,042	EPIQ Systems, Inc. (a)(b)	171,798
7,160	Fair Isaac Corp. (b)	283,679
2,000	Fairchild Semiconductor International, Inc. (a)	38,140
4,800	Global Imaging Systems, Inc. (a)	182,304
3,300	International Rectifier Corp. (a)(b)	136,719
5,000	Intersil Corp. (b)	144,600
1,000	Itron, Inc. (a)	59,850
7,500	JDA Software Group, Inc. (a)	108,300
2,800	Lam Research Corp. (a)	120,400
5,300	Macrovision Corp. (a)	117,395
4,300	MEMC Electronic Materials, Inc. (a)(b)	158,756
6,057	Methode Electronics, Inc.	65,961
4,900	Microchip Technology, Inc.	177,870
3,800	Paxar Corp. (a)	74,366
13,000	Photronics, Inc. (a)	243,880

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2006, Continued

Shares		Value
Information Technology - 12.8% (continued)
4,000	Planar Systems, Inc. (a)	$67,680
1,900	Plexus Corp. (a)	71,383
8,615	SanDisk Corp. (a)(b)	495,535
1,400	Supertex, Inc. (a)	52,668
800	Tech Data Corp. (a)	29,528
700	Technitrol, Inc.	16,786
11,095	THQ, Inc. (a)	287,250
6,500	Tollgrade Communications, Inc. (a)	96,720
1,400	Trimble Navigation Ltd. (a)	63,070
1,200	Varian Semiconductor Equipment Associates, Inc. (a)	33,696
11,400	Vishay Intertechnology, Inc. (a)(b)	162,336
		5,783,652
Materials - 6.2%
6,577	Aleris International, Inc. (a)(b)	316,156
1,796	AptarGroup, Inc.	99,229
800	Bowater, Inc.	23,664
1,723	Cabot Corp.	58,565
1,816	Chaparral Steel Co. (a)(b)	117,895
7,804	Commercial Metals Co.	417,436
1,000	Cytec Industries, Inc.	60,010
3,400	FMC Corp.	210,732
2,400	Georgia Gulf Corp. (b)	62,376
1,820	Lubrizol Corp.	77,987
1,256	Minerals Technologies, Inc. (b)	73,363
4,835	Myers Industries, Inc.	77,312
5,600	Packaging Corp of America	125,664
5,400	Pope & Talbot, Inc.	36,720
3,766	Quanex Corp.	250,929
5,291	RPM International, Inc.	94,920
4,608	RTI International Metals, Inc. (a)	252,749
6,378	Ryerson, Inc. (b)	170,675
3,999	Schulman (A.), Inc.	98,975
2,182	Schweitzer-Mauduit International, Inc.	52,368
5,026	Steel Technologies, Inc.	122,132
		2,799,857
Telecommunication Services - 0.5%
5,200	Telephone & Data Systems, Inc.	205,088
Utilities - 10.3%
1,200	AGL Resources, Inc. (a)	43,260
3,100	ALLETE, Inc.	144,460
2,800	Alliant Energy Corp.	88,116
2,900	Atmos Energy Corp. (b)	76,357
12,570	Avista Corp.	259,570
2,400	Black Hills Corp. (b)	81,600
8,100	Cascade Natural Gas Corp.	159,570
6,700	Centerpoint Energy, Inc. (b)	79,931
3,732	Central Vermont Public Service Corp.	79,156
1,400	CH Energy Group, Inc. (a)	67,200
500	Energy East Corp.	12,150
5,000	Equitable Resources, Inc.	182,550
1,500	FPL Group, Inc. (b)	60,210

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2006, Continued

Shares		Value
Utilities - 10.3% (continued)
5,390	Great Plains Energy, Inc. (b)	$151,728
2,817	Green Mountain Power Corp.	81,383
1,600	Hawaiian Electric Industries, Inc. (b)	43,408
500	IDACORP, Inc.	16,260
800	Questar Corp. (a)	56,040
3,432	SCANA Corp.	134,672
54,410	Sierra Pacific Resources (a)(b)	751,402
5,984	UGI Corp.	126,083
3,500	UIL Holdings Corp.	183,225
5,695	Unisource Energy Corp.	173,698
100	WGL Holdings, Inc.	3,042
2,300	Wisconsin Energy Corp.	91,977
4,100	WPS Resources Corp.	201,802
2,400	MDU Resources Group, Inc.	80,280
2,200	National Fuel Gas Co.	71,984
1,500	New Jersey Resources Corp. (a)	67,875
11,400	NiSource, Inc. (b)	230,508
3,856	OGE Energy Corp. (b)	111,824
9,703	ONEOK, Inc.	312,922
14,839	Pepco Holdings, Inc. (b)	338,181
3,183	PNM Resources, Inc.	77,665
		4,640,089
TOTAL COMMON STOCKS (Cost $33,596,813)		44,939,247

SHORT TERM INVESTMENTS - 2.2%
Money Market Investments - 2.2%
1,006,424	First American Prime Obligations Fund	1,006,424
TOTAL SHORT TERM INVESTMENTS (Cost $1,006,424)		1,006,424

Principal
Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 28.2%
Commercial Paper - 5.6%
$ 503,795	CCN Independence, 0.000%, 10/16/06	503,795
503,795	CCN Orchard Park, 0.000%, 10/06/06	503,795
502,113	Laguna ABS, 4.826%, 04/18/06	502,113
503,795	Lakeside Funding LLC, 0.000%, 04/10/06	503,795
501,776	RAMS Funding LLC, 4.829%, 04/26/06	501,776
		2,515,274
Repurchase Agreements - 21.3%
2,518,977	Credit Suisse First Boston, 4.850%, Dated 03/31/06, Due 04/03/06,
	(Collaterlized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $2,569,411. Repurchase proceeds are $2,519,995.)	2,518,977
2,518,977	Lehman Brothers, 5.000%, Dated 03/31/06, Due 04/03/06,
	(Collaterlized by various corporate bonds,
	6.375% to 9.625%, due 07/01/10 to 02/01/18,
	valued at $2,771,516. Repurchase proceeds are $2,520,027.)	2,518,977

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2006, Continued

Principal
Amount		Value
Repurchase Agreements - 21.3% (continued)
$ 4,534,159	Morgan Stanley, 4.910%, Dated 03/31/06, Due 04/03/06,
	(Collaterlized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $4,646,709. Repurchase proceeds are $4,536,014.)	$4,534,159
		9,572,113
Money Market Investment - 1.3%
550,002	AIM Short-Term Liquid Asset Fund	550,002
41,179	Federated Prime Obligations Fund	41,179
		591,181

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $12,678,568)		12,678,568

Total Investments (Cost $47,281,805) - 130.2%		$58,624,239
Liabilities in Excess of Other Assets - (30.2)%		(13,605,404)
TOTAL NET ASSETS - 100.0%		$45,018,835

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or portion of this security is out on loan at March 31, 2006.

Rochdale Atlas Portfolio
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 99.1%
Austria - 4.6%
35,200	Erste Bank Der Oesterreichischen Sparkassen AG	$2,075,707
73,800	Immofinanz Immobilien Analgen (a)	765,564
50,000	OMV AG	3,344,725
56,000	Telekom Austria AG	1,319,955
19,600	Wienerberger Baustoffindustr AG (b)	985,724
		8,491,675
Brazil - 9.5%
24,700	Aracruz Celulose SA, ADR	1,307,618
23,500	Banco Itau Holding Financeira SA, ADR	699,595
24,300	Cia Energetica De Minas Gerais SA, ADR	1,104,921
33,900	Cia Siderurgica Nacional SA, ADR	1,065,138
32,400	Cia Vale Do Rio Doce, ADR	1,572,372
1,600	Companhia De Bebidas Das Americas-CM, ADR	60,048
8,000	Companhia De Bebidas Das Americas-PR, ADR	343,680
25,400	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	559,054
46,200	Gerdau SA, ADR	1,040,424
58,200	Petroleo Brasileiro SA, ADR	4,647,270
383,000	Sadia SA	1,026,525
40,000	Tele Norte Leste Participacoes SA, ADR	667,200
25,900	Uniao de Bancos Brasileiros SA (Unibanco), GDR , ADR	1,914,269
17,600	Usinas Siderurgicals de Minas Gerais SA	652,680
46,200	Votorantim Celulose e Papel SA, ADR	747,516
		17,408,310
China - 7.9%
729,000	Angang New Steel Co. (b)	685,861
3,652,000	China Eastern Airlines Corp., Ltd. (b)	583,631
67,050	China Mobile Ltd./HK, ADR	1,779,507
35,800	China Petroleum & Chemical Corp., ADR	2,089,288
2,800,000	China Shipping Container Lines Co., Ltd. (a)(b)	911,182
4,012,000	China Telecom Corp., Ltd	1,421,934
9,300	CNOOC Ltd., ADR	727,074
4,600,000	CNPC Hong Kong Ltd.	1,600,691
1,200,000	Digital China Holdings Ltd.	440,770
1,136,000	PetroChina Co., Ltd.	1,185,903
1,202,000	Sinopec Shanghai Petrochemical Co., Ltd.	673,875
290,000	Sinopec Zhenhai Refining & Chemical Co., Ltd (a)	396,178
2,568,000	Sinotrans Ltd.	1,034,263
902,000	TPV Technology Ltd.	993,936
		14,524,093
Denmark - 3.0%
90	AP Moller - Maersk A/S	773,166
3,175	Bang & Olufsen A/S	367,627
4,650	Carlsberg	303,566
34,000	Danske Bank A/S (b)	1,261,652
9,800	FLSmidth & Co., A/S	393,095
6,450	Nkt Holding	408,506
20,250	Nova-Nrdisk A/S - Class B	1,259,500
3,450	Topdanmark A/S (a)	432,525
4,750	Torm A/S (b)	221,386
		5,421,023
Rochdale Atlas Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
France - 11.7%
51,800	AXA SA, ADR	$1,810,928
19,800	BNP Paribas	1,839,199
8,100	Cie Generale d'Optique Essilor International SA	722,460
9,000	Compagnie De Saint-Gobain	628,772
39,400	France Telecom SA, ADR	885,712
5,400	Groupe Danone (a)	661,601
7,789	La Farge SA	882,561
6,400	Lagardere SCA	499,867
7,000	L'oreal SA	616,714
23,500	Publicis Groupe	917,012
5,700	Renault SA	606,140
46,600	Sanofi-Aventis, ADR	2,211,170
9,900	Schneider Electric SA, ADR	1,068,967
11,100	Societe Generale	1,669,345
26,100	Suez SA	1,028,590
24,900	Total Fina Elf SA, ADR	3,280,077
8,400	Vinci SA (a)	828,110
36,000	Vivendi Universal SA, ADR	1,231,200
		21,388,425
Germany - 14.2%
11,500	Allianz AG	1,922,381
3,700	Altana AG	229,574
19,800	BASF AG, ADR	1,552,320
28,900	Bayer AG, ADR	1,157,445
6,100	Celesio AG	575,640
30,100	Commerzbank AG	1,197,901
7,900	Continental AG	871,683
46,700	DaimlerChrysler AG	2,681,047
28,700	Deutsche Bank AG	3,278,688
65,000	Deutsche Telekom AG, ADR	1,093,300
20,620	E. On AG	2,270,204
3,100	Fresenius Medical Care AG	370,416
45,000	Infineon Technologies AG, ADR (a)	462,600
8,900	Linde AG	772,459
14,100	MAN AG	980,804
8,200	Muenchener Rueckversicherungs-Gesellschaft AG	1,163,649
15,800	RWE AG	1,376,694
38,100	SAP AG, ADR	2,069,592
8,720	Schering AG	906,471
36,600	Thyssen Krupp AG	1,056,068
		25,988,936
Hungary - 4.3%
31,500	BorsodChem Rt (a)	354,286
408,300	Magyar Telekom Rt	1,827,518
19,700	Mol Rt	2,020,804
57,400	OTP Bank Rt	1,990,784
8,650	Richter Gedeon Veg	1,743,245
		7,936,637
Rochdale Atlas Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Italy - 6.6%
17,500	Assicurazioni Generali SpA	$659,129
126,000	Banca Intesa SpA	713,081
59,550	Banche Popolari Unite Scrl	1,444,043
36,800	Banco Popolare di Verona e Novara Scrl	973,984
89,850	Capitalia SpA	746,954
10,000	Enel SpA, ADR	422,400
20,350	ENI SpA, ADR	1,159,543
20,500	Lottomatica SpA (a)	869,507
27,000	Mediaset SpA	318,040
77,400	Sanpaolo IMI SpA	1,385,392
66,700	Telecom Italia SpA, ADR	1,947,640
162,000	Terna SpA (a)	426,016
130,000	Unicredito Italiano SpA	939,734
		12,005,463
Mexico - 4.7%
62,400	America Movil SA de CV, ADR	2,137,824
30,158	Cemex SA de CV, ADR	1,968,714
309,000	Grupo Carso SA de CV	707,065
400,000	Grupo Financiero Banorte SA de CV	951,685
34,400	Grupo Televisa SA de CV, GDR, ADR	684,560
27,600	Telefonos de Mexico SA de CV, ADR	620,448
564,856	Wal-Mart de Mexico SA de CV (a)	1,494,967
		8,565,263
Netherlands - 3.7%
34,233	ABN AMRO Holding NV, ADR	1,022,882
33,469	Aegon NV, ADR	616,834
10,200	Akzo Nobel NV	541,286
9,700	Corio NV	625,954
11,200	DSM NV (a)	511,423
37,500	ING Groep NV, ADR	1,477,500
35,000	Koninklijke (Royal) KPN NV (b)	394,459
26,600	Koninklijke (Royal) Philips Electronics NV, ADR	895,090
10,700	Unilever NV, ADR	740,654
		6,826,082
Norway - 10.7%
266,100	DNB NOR ASA	3,583,271
20,500	Frontline Ltd. (b)	683,479
34,320	Norsk Hydro ASA	4,755,029
25,300	Orkla ASA	1,254,654
30,250	Prosafe ASA	1,580,906
1,025	Ship Finance International Ltd. (a)(b)	17,361
107,300	Statoil ASA	3,094,437
8,700	Statoil ASA, ADR	247,776
137,200	Storebrand ASA	1,533,493
119,600	Telenor ASA	1,286,590
94,000	Yara International ASA	1,495,285
		19,532,281
Poland - 3.3%
1,900	Bank Przemyslowo-Handlowy BPH	456,512
17,700	Bank Pekao SA	1,044,732
7,300	Bank Zachodni WBK SA	333,874

Rochdale Atlas Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Poland - 3.3% (continued)
37,400	Boryszew SA (a)	$328,237
28,200	KGHM Polska Miedz SA	723,312
25,000	Polski Koncern Naftowy Orlen SA	455,044
159,800	Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,713,580
151,800	Telekomunikacja Polska SA	1,036,722
		6,092,013
Republic of Korea (South) - 8.8%
1,400	Cheil Communications, Inc. (a)	298,991
16,300	Cheil Industries	597,242
24,000	Daegu Bank	863,040
2,200	Daelim Industrial Co.	317,003
10,000	Daewoo Engineering & Construction Co., Ltd. (a)	143,578
11,817	Hana Financial Group, Inc. (a)	559,471
6,600	Hanjin Heavy Industries & Construction Co., Ltd. (a)	189,523
19,200	Hanjin Shipping Co., Ltd.	456,484
2,300	Hyundai Heavy Industries	384,026
1,700	Hyundai Mipo Dockyard Co., Ltd. (a)	146,274
9,000	Hyundai Motor Co.	756,793
14,000	Kia Motors Corp. (a)	287,464
10,300	Kookmin Bank, ADR (a)	880,856
4,100	Korea Electric Power Corp.	352,738
4,900	LG Electronics, Inc.	397,406
9,800	LG Engineering & Construct	582,997
26,700	LG International Corp.	656,783
7,000	LG Petrochemical Co., Ltd. (a)	150,576
17,500	LS Cable Ltd.	648,415
23,000	Posco, ADR	1,467,400
4,600	Samsung Electronics Co., Ltd.	2,982,709
23,350	Shinhan Financial Group	1,045,415
5,200	Shinhan Financial Group Co Ltd. - ADR (a)	458,120
9,700	SK Corp.	650,926
6,400	SK Telecom Co., Ltd. - ADR (a)	150,976
7,300	S-oil Corp.	560,498
700	Yuhan Corp.	195,189
		16,180,893
Thailand - 4.6%
242,000	Advanced Info Services Public Co., Ltd.	569,595
401,500	Bangkok Bank Public Co., Ltd.	1,125,749
866,000	Bangkok Expressway Public Co., Ltd.	503,450
391,000	Electricity Generating Public Co., Ltd.	789,543
391,000	Kasikornbank Public Co., Ltd.	663,820
547,600	Kiatnakin Finance Public Co., Ltd	464,844
66,000	PTT Exploration & Production Co., Ltd.	937,158
225,300	PTT Public Co., Ltd.	1,356,147
374,000	Shin Corporation Public Co., Ltd.	365,582
133,200	Siam Cement Public Co., Ltd.	808,622
264,000	Siam Commercial Bank Public Co., Ltd. (b)	438,019
382,000	Thai Airways International Public Co., Ltd.	456,926
		8,479,455
Rochdale Atlas Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
United Kingdom - 0.9%
20,000	AstraZeneca Plc, ADR	$1,004,600
12,000	GlaxoSmithKline Plc, ADR	627,720
		1,632,320
Others - 0.6%
16,900	iShares MSCI EAFE Index Fund	1,097,148

TOTAL COMMON STOCKS (Cost $136,937,439)		181,570,017

RIGHTS - 0.0%
8,400	Vinci SA	18,018
TOTAL RIGHTS (Cost $11,687)		18,018

WARRANTS - 0.0%
2,000	Futurevalor AG (b)
	(Expires 12/2015)	0
TOTAL WARRANTS (Cost $0)		0

SHORT TERM INVESTMENTS - 1.8%
Money Market Investments - 1.8%
3,310,974	First American Prime Obligations Fund	3,310,974
TOTAL SHORT TERM INVESTMENTS (Cost $3,310,974)		3,310,974

Principal
Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 2.8%
Repurchase Agreement: 2.8%
$ 1,018,000	Bank of America, 4.850%, Dated 03/31/06, Due 04/03/2006,
	(collateralized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $1,038,360. Repurchase proceeds are $1,018,411.)	1,018,000
345,000	Bear Stearns & Co. Inc., 4.800%, Dated 03/31/06, Due 4/03/2006
	(collateralized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $353,957. Repurchase proceeds are $345,138.)	345,000
1,018,000	Deutsche Bank Securities Inc., 4.870%, Dated 03/31/06, Due 04/03/2006,
	(collateralized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $1,038,360. Repurchase proceeds are $1,018,413.)	1,018,000
690,000	Merrill Lynch GSI, 4.850%, Dated 03/31/06, Due 04/03/2006,
	(collateralized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $703,800. Repurchase proceeds are $690,279.)	690,000
1,000,000	Morgan Stanley & Co. Inc., 4.850%, Dated 03/31/06, Due 04/03/2006,
	(collateralized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $1,020,030. Repurchase proceeds are $1,000,404.)	1,000,000
1,019,000	WAMU Capital Corp., 4.900%, Dated 03/31/06, Due 04/03/2006,
	(collateralized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $1,039,380. Repurchase proceeds are $1,019,416.)	1,019,000
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $5,090,000)		5,090,000

Rochdale Atlas Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Total Investments (Cost $145,350,100) - 103.7%		$189,989,009
Liabilities in Excess of Other Assets - (3.7)%		(6,711,052)
TOTAL NET ASSETS - 100.0%		$183,277,957

ADR - American Depository Receipt
(a) Non Income Producing
(b) This security or a portion of this security is out on loan at March 31, 2006.
(c) Restricted
		% of
Sector		Net Assets
Financials		31.6%
Energy		19.1%
Materials		11.3%
Telecommunications		9.3%
Consumer Discretionary		7.5%
Industrials		7.5%
Health Care		5.4%
Utilities		4.6%
Information Technology		4.1%
Consumer Staples		2.7%
Funds		0.6%
Total Investments		103.7%
Liabilities in Excess of Other Assets		(3.7)%
TOTAL NET ASSETS		(100.0)%

Rochdale Dividend & Income Portfolio
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 96.1%
Closed-End Funds - 2.6%
17,880	ACM Income Fund, Inc.	$144,470
4,825	BlackRock Limited Duration Income Trust	88,587
3,740	BlackRock Preferred Opportunity Trust Fund	93,650
4,470	BlackRock Strategic Bond Trust	55,875
19,434	Calamos Convertible Opportunities and Income Fund	403,061
32,240	Nuveen Quality Preferred Income Fund II	440,076
		1,225,719
Consumer Discretionary - 4.6%
72,500	Centerplate, Inc.	935,250
2,162	Cherokee, Inc.	87,064
13,000	DEB Shops, Inc.	386,100
7,300	Limited, Inc.	178,558
11,500	PanAmSat Holding Corp.	285,430
15,500	Saks, Inc. (a)	299,150
		2,171,552
Consumer Staples - 11.0%
4,250	Altria Group, Inc.	301,155
66,500	B & G Foods, Inc.	958,930
7,035	H.J. Heinz & Co.	266,767
7,000	Kimberly-Clark Corp.	404,600
9,871	Kraft Foods, Inc.	299,190
8,000	Lancaster Colony Corp.	336,000
9,360	Procter & Gamble Co.	539,323
2,673	Reynolds American, Inc.	282,002
13,282	UST, Inc.	552,531
15,000	Vector Group Ltd.	285,900
15,000	Wal-Mart Stores, Inc.	708,600
8,835	WD-40 Co.	272,560
		5,207,558
Energy - 12.8%
1,100	BP Plc, ADR	75,834
1,100	Buckeye Partners LP	46,981
26,167	Canetic Resources Trust (a)	542,228
8,783	ChevronTexaco Corp.	509,151
9,000	Dorchester Minerals LP	245,250
2,100	Double Hull Tankers, Inc.	27,825
85,000	Duke Energy Income Fund, Inc.	902,513
13	Enbridge Energy Management LLC (a)	555
4,200	Enbridge Energy Partners LP	183,540
3,700	Energy Transfer Partners LP	143,523
3,900	Enterprise Products Partners LP	96,291
12,988	Exxon Mobil Corp.	790,450
2,300	Ferrellgas Partners LP	48,852
13,500	General Maritime Corp.	450,090
2,500	Kinder Morgan Energy Partners LP	120,450
12	Kinder Morgan Management LLC (a)	528
7,000	Nordic American Tanker Shipping Limited	202,020
1,200	Northern Border Partners LP	57,504
8,000	Occidental Petroleum Corp.	741,200
3,000	Plains All American Pipeline LP	134,940

Rochdale Dividend & Income Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Energy - 12.8% (continued)
7,000	Precision Drilling Trust	$226,380
7,000	Ship Finance International Ltd.	120,120
6,200	TEPPCO Partners LP	224,998
2,224	Tristar Oil & Gas Ltd (a)	13,159
3,250	Valero LP	164,612
		6,068,994
Financials - 14.3%
9,510	AmSouth Bancorp.	257,246
8,800	Arden Realty, Inc.	397,144
17,002	Bank of America Corp.	774,271
5,901	Comerica, Inc.	342,081
17,870	First Commonwealth Financial Corp.	261,974
12,659	FirstMerit Corp.	312,171
8,733	KeyCorp	321,374
11,826	Loews Corp - Carolina Group	559,015
5,756	National City Corp.	200,884
5,935	NBT Bancorp, Inc.	137,989
17,323	People's Bank	567,328
14,702	Plum Creek Timber Co., Inc.	542,945
7,889	Regions Financial Corp.	277,456
6,067	St. Paul Cos., Inc./The	253,540
7,709	Susquehanna Bancshares, Inc.	198,661
15,000	TD Ameritrade Holding Corp.	313,050
37,550	Trustco Bank Corp.	456,984
10,000	US Bancorp	305,000
7,513	Whitney Holding Corp.	266,411
		6,745,524
Health Care - 2.3%
15,440	Bristol-Myers Squibb Co.	379,978
6,000	Johnson & Johnson	355,320
9,150	Merck & Co., Inc.	322,355
875	Schering-Plough Corp.	16,616
		1,074,269
Industrials - 6.5%
1,400	3M Co.	105,966
20,000	Aries Maritime Transport Ltd.	279,400
30,000	Canada Cartage Dividend Income Fund I (a)	256,882
1,800	Cooper Industries Ltd.	156,420
13,000	Deluxe Corp.	340,210
20,000	Diana Shipping, Inc.	242,200
5,940	Donnelley (R.R.) & Sons Co.	194,357
6,000	Eagle Bulk Shipping, Inc.	83,700
6,122	Federal Signal Corp.	113,257
20,000	Genco Shipping & Trading Ltd.	340,400
10,947	General Electric Co.	380,737
1,872	Honeywell International, Inc.	80,065
55,000	Jazz Air Income Fund (Acquired 01/25/2006, Cost $477,596) (a)(b)	470,951
1,000	Macquarie Infrastructure Co. Trust	32,500
		3,077,045
Rochdale Dividend & Income Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Information Technology - 1.6%
4,074	Landauer, Inc.	$204,596
20,000	Microsoft Corp.	544,200
		748,796
Materials - 4.5%
36,000	Acadian Timber Income Fund	307,951
10,688	Dow Chemical Co.	433,932
3,980	Du Pont (E.I.) de Nemours and Co.	167,996
11,000	Fording Canadian Coal Trust	417,890
10,000	Olin Corp.	214,700
2,000	Southern Copper Corp.	168,960
7,000	USEC, Inc.	84,350
4,823	Weyerhaeuser Co.	349,330
		2,145,109
REITS - 18.5%
2,500	AmREIT	19,000
8,914	Camden Property Trust	642,254
7,264	Colonial Properties Trust	364,144
22,271	First Industrial Realty Trust, Inc.	950,749
3,920	General Growth Properties, Inc.	191,570
17,563	Glenborough Realty Trust, Inc.	381,995
17,609	Glimcher Realty Trust	500,096
14,046	Health Care Property Investors, Inc.	398,906
10,260	Health Care REIT, Inc.	390,906
38,813	HRPT Properties Trust	455,665
8,885	Liberty Property Trust	419,017
4,838	The Macerich Co.	357,770
5,130	Mack-Cali Realty Corp.	246,240
31,179	Nationwide Health Properties, Inc.	670,349
11,012	New Plan Excel Realty Trust	285,651
9,973	Pennsylvania Real Estate Investment Trust	438,812
7,536	Sovran Self Storage, Inc.	415,987
22,792	Tanger Factory Outlet Centers, Inc.	784,273
21,355	Trustreet Properties, Inc.	324,382
13,115	Washington Real Estate Investment Trust	476,337
3,000	Windrose Medical Properties Trust	45,240
		8,759,343
Telecommunication Services - 6.3%
20,621	AT&T, Inc.	557,592
18,000	Citizens Communications Co.	238,860
53,500	Consolidated Communications Holdings, Inc.	870,445
17,000	Iowa Telecommunications Services, Inc.	324,360
40,000	Valor Communications Group, Inc.	526,400
12,867	Verizon Communications, Inc.	438,250
		2,955,907
Utilities - 11.1%
8,200	Amerigas Partners LP	245,344
15,000	Atmos Energy Corp.	394,950
6,094	Cinergy Corp.	276,729
4,536	Cleco Corp.	101,289
3,804	Dominion Resources, Inc.	262,590
6,755	DTE Energy Co.	270,808

Rochdale Dividend & Income Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
Utilities - 11.1% (continued)
12,452	Equitable Resources, Inc.	$454,623
14,010	Hawaiian Electric Industries, Inc.	380,091
11,986	National Fuel Gas Co.	392,182
4,682	NiSource, Inc.	94,670
8,396	Northwest Natural Gas Co.	297,974
4,000	OGE Energy Corp.	116,000
4,470	Peoples Energy Corp.	159,311
4,185	Pinnacle West Capital Corp.	163,633
10,329	Progress Energy, Inc.	454,269
5,503	Public Service Enterprise Group, Inc.	352,412
10,000	Scottish Power Plc, ADR	402,900
6,200	Suburban Propane Partners LP	183,954
10,000	United Utilities Plc, ADR	242,500
		5,246,229
TOTAL COMMON STOCKS (Cost $40,807,720)		45,426,045

SHORT TERM INVESTMENTS - 3.1%
Money Market Investments - 3.1%
1,450,901	First American Prime Obligations Fund	1,450,901
TOTAL SHORT TERM INVESTMENTS (Cost $1,450,901)		1,450,901

Total Investments (Cost $42,258,621) - 99.2%		$46,876,946
Other Assets in Excess of Liabilities - 0.8%		381,761
TOTAL NET ASSETS - 100.0%		$47,258,707

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non Income Producing
(b) Restricted

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
March 31, 2006 (Unaudited)

Principal
Amount		Coupon Rate	Maturity Date	Value
CORPORATE BONDS - 39.0%
Consumer Discretionary - 4.9%
$ 585,000	May Department Stores Co.	10.625%	11/01/2010	$ 684,617
500,000	Pulte Homes, Inc.	5.250%	01/15/2014	467,189
500,000	Time Warner, Inc.	6.875%	05/01/2012	524,238
				1,676,044
Energy - 3.2%
130,000	Burlington Resources, Inc.	8.200%	03/15/2025	163,135
500,000	Kinder Morgan Energy Partners LP	5.000%	12/15/2013	473,542
100,000	Louisiana Land & Exploration	7.650%	12/01/2023	118,779
325,000	Noble Corp.	6.950%	03/15/2009	338,531
				1,093,987
Financials - 25.1%
500,000	Allstate Life Global Fund	4.270%	04/02/2007(a)	496,750
130,000	Bank of America Corp.	7.800%	02/15/2010(b)	140,570
350,000	Chubb Corp.	7.125%	12/15/2007	359,304
125,000	First Union Corp.	6.300%	04/15/2028	127,672
175,000	General Electric Capital Corp.	8.750%	05/21/2007	181,544
250,000	General Electric Capital Corp.	5.310%	02/01/2011	246,852
500,000	Hartford Life Global Fund	4.210%	03/15/2008(a)	485,815
100,000	HSBC Bank Plc	7.625%	06/15/2006	100,468
400,000	HSBC USA Capital Trust	7.530%	12/04/2026	418,815
100,000	HSBC USA, Inc.	8.375%	02/15/2007	102,335
450,000	International Lease Finance Corp.	5.700%	07/03/2006	450,394
310,000	Janus Capital Group, Inc.	7.000%	11/01/2006	311,782
340,000	JP Morgan Chase & Co.	7.000%	11/15/2009	356,753
500,000	JP Morgan Chase Bank	6.700%	08/15/2008	514,623
250,000	Lehman Brothers Holdings, Inc.	4.210%	07/14/2008	250,000
250,000	Lehman Brothers Holdings, Inc.	4.230%	09/08/2008	249,051
500,000	Morgan JP & Co., Inc	0.000%	04/24/2027	93,734
250,000	Salomon Smith Barney Holdings, Inc.	7.300%	08/01/2013	269,946
1,000,000	SLM Corp.	5.250%	01/01/2014(a)	967,310
250,000	SLM Corp.	6.110%	01/31/2014(a)	240,465
300,000	SLM Corp.	5.450%	04/25/2016(a)	286,131
25,000	Suntrust Banks, Inc.	6.000%	02/15/2026	25,108
500,000	Toyota Motor Credit Corp.	4.110%	11/26/2007(a)	490,340
1,295,000	Transamerica Corp.	9.375%	03/01/2008	1,378,253
100,000	Union Planters Bank NA	6.500%	03/15/2018	101,955
				8,645,970
Health Care - 0.1%
25,000	Cigna Corp.	8.250%	01/01/2007	25,476
Industrials - 0.7%
25,000	Ryder System, Inc.	9.875%	05/15/2017	26,372
250,000	Union Pacific Corp.	3.625%	06/01/2010	232,740
				259,112
Information Technology - 0.1%
50,000	First Data Corp.	6.375%	12/15/2007	50,721
Telecommunication Services - 0.5%
180,000	Airtouch Communication Vodafone Group	6.650%	05/01/2008	184,289

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Principal
Amount		Coupon Rate	Maturity Date	Value
Utilities - 4.4%
$ 250,000	Dominion Resources, Inc.	5.700%	09/17/2012	$ 247,710
300,000	Duke Energy Corp.	4.200%	10/01/2008(b)	291,068
200,000	Indianapolis Power & Light	7.375%	08/01/2007	204,451
300,000	National Rural Utilities	6.550%	11/01/2018	314,350
250,000	Rochester Gas & Electric Corp.	5.840%	12/22/2008	253,809
200,000	West Texas Utilities Co.	7.750%	06/01/2007	205,071
				1,516,459
TOTAL CORPORATE BONDS (Cost $13,648,407)				13,452,058

MUNICIPAL BONDS - 0.3%
100,000	New Orleans Finance Authority	4.100%	07/15/2021	100,000
TOTAL MUNICIPAL BONDS (Cost $100,000)				100,000

U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.2%
U.S. Government Non-Mortgage-Backed Securities - 28.8%
260,000	Federal Farm Credit Bank	3.550%	06/01/2006	259,377
300,000	Federal Home Loan Bank	3.000%	10/26/2009	292,498
500,000	Federal Home Loan Bank	3.250%	06/16/2008	495,625
500,000	Federal Home Loan Bank	3.350%	07/11/2006	499,119
500,000	Federal Home Loan Bank	3.360%	04/27/2007(a)	499,485
250,000	Federal Home Loan Bank	3.500%	11/07/2008	246,078
250,000	Federal Home Loan Bank	3.500%	11/28/2008	245,784
200,000	Federal Home Loan Bank	3.500%	03/24/2009(b)	195,661
200,000	Federal Home Loan Bank	3.750%	07/18/2008	197,182
250,000	Federal Home Loan Bank	4.000%	05/30/2006	249,565
250,000	Federal Home Loan Bank	4.000%	09/22/2010	248,316
250,000	Federal Home Loan Bank	4.000%	08/13/2013	244,141
500,000	Federal Home Loan Bank	4.000%	02/27/2014	488,321
250,000	Federal Home Loan Bank	4.000%	03/17/2014	243,060
200,000	Federal Home Loan Bank	4.000%	04/29/2014	194,891
250,000	Federal Home Loan Bank	4.045%	09/24/2007	246,256
200,000	Federal Home Loan Bank	4.250%	12/29/2014	194,008
250,000	Federal Home Loan Bank	4.515%	04/15/2008	247,070
200,000	Federal Home Loan Bank	4.660%	11/01/2007(a)	199,900
250,000	Federal Home Loan Bank	4.760%	10/26/2007	248,296
1,000,000	Federal Home Loan Bank	4.850%	04/22/2013(b)	964,040
250,000	Federal Home Loan Bank	5.000%	03/08/2007	249,320
250,000	Federal Home Loan Bank	5.000%	01/28/2008	248,853
200,000	Federal Home Loan Bank	5.000%	05/09/2008	198,956
200,000	Federal Home Loan Bank	5.000%	06/06/2008	199,209
250,000	Federal Home Loan Bank	5.000%	12/29/2009	248,736
250,000	Federal Home Loan Bank	5.000%	09/02/2010	245,924
200,000	Federal Home Loan Bank	5.000%	11/17/2010	198,382
300,000	Federal Home Loan Bank	5.000%	01/26/2016	297,509
250,000	Federal Home Loan Bank	5.050%	02/08/2011	246,555
250,000	Federal Home Loan Bank	5.125%	09/30/2008	249,287
200,000	Federal Home Loan Bank	5.250%	11/23/2015	197,928
500,000	Federal Home Loan Bank	5.300%	03/13/2018	476,998
200,000	Federal Home Loan Bank	5.700%	02/28/2013	198,544
				9,954,874
Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Principal
Amount		Coupon Rate	Maturity Date	Value
Other Mortgage-Backed Securities - 22.4%
$ 250,000	Federal Home Loan Mortgage Corp.	4.500%	12/16/2010(b)	$ 243,025
1,000,000	Federal Home Loan Mortgage Corp.	4.750%	12/08/2010(b)	982,104
100,000	Federal Home Loan Mortgage Corp.	5.000%	07/29/2016	94,119
250,000	Federal Home Loan Mortgage Corp.	5.125%	03/04/2014	240,436
250,000	Federal Home Loan Mortgage Corp.	5.250%	11/05/2012(b)	245,759
250,000	Federal Home Loan Mortgage Corp.	5.400%	02/28/2011	249,031
300,000	Federal Home Loan Mortgage Corp.	5.500%	11/24/2015	294,347
250,000	Federal Home Loan Mortgage Corp.	5.500%	12/12/2017	242,390
200,000	Federal Home Loan Mortgage Corp.	6.375%	08/01/2011	200,238
850,000	Federal National Mortgage Association	4.924%	02/17/2009(a)(b)	828,453
1,000,000	Federal National Mortgage Association	5.000%	11/23/2011(b)	976,499
250,000	Federal National Mortgage Association	5.000%	02/27/2013(b)	242,600
250,000	Federal National Mortgage Association	5.250%	11/28/2008	249,080
134,919	Federal National Mortgage Association	5.298%	02/25/2019	124,139
250,000	Federal National Mortgage Association	5.375%	03/15/2010	249,168
300,000	Federal National Mortgage Association	5.500%	02/09/2011	297,466
1,000,000	Federal National Mortgage Association	5.750%	11/07/2017(b)	976,393
250,000	Federal National Mortgage Association	6.500%	04/24/2017	249,427
250,000	Federal National Mortgage Association	7.000%	11/28/2017	251,815
500,000	Federal Home Loan Mortgage
	Corporation Discount Note	4.940%	06/12/2006	495,382
				7,731,871
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,980,883)				17,686,745

Shares
COMMON STOCKS - 2.5%
Consumer Discretionary - 0.4%
11,000	Centerplate, Inc.			141,900
Consumer Staples - 0.4%
9,000	B & G Foods, Inc.			129,780
Index Funds - 0.5%
5,840	Select Sector SPDR Fund			180,281
Industrials - 0.3%
7,700	Aries Maritime Transport Ltd.			107,569
Telecommunication Services - 0.3%
4,000	Consolidated Communications Holdings, Inc.			65,080
1,600	Iowa Telecommunications Services, Inc.			30,528
				95,608
Utilities - 0.6%
6,500	Suburban Propane Partners LP			192,855
TOTAL COMMON STOCKS (Cost $769,226)				847,993

PREFERRED STOCKS - 4.5%
Closed-end Funds - 4.5%		Rate
10	Advent Claymore Convertable Security	4.330%		250,000
3	Cohen & Steers Advantage Income Reality Fund, Inc.	4.650%		75,000
10	F&C Claymore PFD Security, Inc.	4.780%		250,000
6	Neuberger Berman Reality Income Fund	4.600%		150,000
6	PIMCO Corporate Opportunity Fund	4.800%		150,000
10	PIMCO High Income Fund	4.800%		250,000

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Rate		Value
PREFERRED STOCKS - 4.5% (continued)
Closed-end Funds - 4.5% (continued)
17	Preferred Income Strategy	4.380%		$ 425,000
				1,550,000
TOTAL PREFERRED STOCKS (Cost $1,550,000)				1,550,000

SHORT TERM INVESTMENTS - 0.8%
Money Market Investment - 0.8%
269,199	First American Prime Obligations Fund			269,199
TOTAL SHORT TERM INVESTMENTS (Cost $269,199)				269,199

Principal
Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 18.1%
Commercial Paper - 3.6%
$ 247,980	CCN Independence, 0.000%, 10/16/06			247,980
247,980	CCN Orchard Park, 0.000%, 10/06/06			247,980
247,151	Laguna ABS, 4.826%, 04/18/06			247,151
247,980	Lakeside Funding LLC, 0.000%, 04/10/06			247,980
246,986	RAMS Funding LLC, 4.829%, 04/26/06			246,986
				1,238,077
Repurchase Agreement - 13.7%
1,239,898	Credit Suisse First Boston, 4.850%, Dated 03/31/06, Due 04/03/06,
	(Collaterlized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $1,264,723. Repurchase proceeds are $1,240,399.)			1,239,898
1,239,898	Lehman Brothers, 5.000%, Dated 03/31/06, Due 04/03/06,
	(Collaterlized by various corporate bonds,
	6.375% to 9.625%, due 07/01/10 to 02/01/18,
	valued at $1,364,203. Repurchase proceeds are $1,240,415.)			1,239,898
2,231,817	Morgan Stanley, 4.910%, Dated 03/31/06, Due 04/03/06,
	(Collaterlized by U.S. Government Agency Mortgage & Asset Backed Securities,
	valued at $2,287,216. Repurchase proceeds are $2,232,730.)			2,231,817
				4,711,613

Money Market Investment - 0.8%
270,724	AIM Short-Term Liquid Asset Fund			270,724
20,269	Federated Prime Obligations Fund			20,269
				290,993

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $6,240,683)				6,240,683

Total Investments (Cost $40,558,398) - 116.4%				$ 40,146,678
Liabilities in Excess of Other Assets - (16.4)%				(5,645,161)
TOTAL NET ASSETS - 100.0%				$ 34,501,517

Percentages are stated as a percent of net assets.
(a) Variable Rate
(b) This security or portion of this security is out on loan at March 31, 2006.

Rochdale Darwin Portfolio
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 98.3%
Biotechnology - 3.5%
6,450	Charles River Laboratories International, Inc. (a)	$316,179
Health Care Distributors - 2.5%
3,454	United Therapeutics Corp. (a)	228,931
Health Care Equipment & Supplies - 41.0%
7,944	Advanced Medical Optics, Inc. (a)	370,508
2,596	Alcon, Inc. (a)	270,659
6,381	Beckman Coulter, Inc.	348,211
4,913	Cooper Cos., Inc.	265,449
5,614	Dentsply International, Inc.	326,454
7,366	Edwards Lifesciences Corp. (a)	320,421
11,447	Illumina, Inc. (a)	271,866
9,259	Integra LifeSciences Holdings Corp. (a)	379,434
64,125	Orthovita, Inc. (a)	265,478
9,557	Respironics, Inc. (a)	371,863
5,633	Schick Technologies, Inc. (a)	281,087
6,799	SonoSite, Inc. (a)	276,311
		3,747,741
Health Care Providers & Services - 35.5%
7,426	Amedisys, Inc. (a)	258,053
9,050	Centene Corp. (a)	263,988
3,257	Coventry Health Care, Inc. (a)	175,813
5,760	DaVita, Inc. (a)	346,810
6,320	Healthways, Inc. (a)	321,941
8,844	Horizon Health Corp. (a)	175,111
29,740	NovaMed, Inc. (a)	211,154
8,878	Patterson Companies, Inc. (a)	312,506
3,338	Pediatrix Medical Group, Inc. (a)	342,612
6,392	Psychiatric Solutions, Inc. (a)	211,767
7,414	Triad Hospitals, Inc. (a)	310,647
8,811	United Surgical Partners International, Inc. (a)	311,998
		3,242,400
Hotels Restaurants & Leisure - 3.7%
7,297	Life Time Fitness, Inc. (a)	341,865
Pharmaceuticals - 12.1%
5,376	Barr Pharmaceuticals, Inc. (a)	338,580
17,596	First Horizon Pharmaceutical Corp. (a)	443,595
7,832	Teva Pharmaceutical Industries, Ltd., - ADR	322,522
		1,104,697
TOTAL COMMON STOCKS (Cost $8,117,426)		8,981,813

Rochdale Darwin Portfolio
Schedule of Investments
March 31, 2006 (Unaudited), Continued

Shares		Value
SHORT TERM INVESTMENTS - 1.5%
Money Market Investments - 1.5%
134,690	First American Prime Obligations Fund	$134,690
TOTAL SHORT TERM INVESTMENTS (Cost $134,690)		134,690

Total Investments (Cost $8,252,116) - 99.8%		9,116,503
Other Assets in Excess of Liabilities - 0.2%		20,978
TOTAL NET ASSETS - 100.0%		$9,137,481

SECURITIES SOLD SHORT - 2.5%
COMMON STOCKS - 2.5%
4,757	Sepracor, Inc. (a)	232,189
Total Securities Sold Short (Proceeds $252,640)		$232,189

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non Income Producing

The cost basis of investments for federal income tax purposes as of March 31, 2006 was as follows*:

	Large Growth	Large Value	Mid/Small Growth	Mid/Small Value
COST OF INVESTMENTS	$37,038,802	$45,402,074	$46,265,259	$47,281,805
GROSS UNREALIZED APPRECIATION	4,506,575	7,249,939	12,222,443	12,047,543
GROSS UNREALIZED DEPRECIATION	(1,084,669)	(582,051)	(1,079,164)	(705,109)

NET UNREALIZED APPRECIATION (DEPRECIATION)	$3,421,906	$6,667,888	$11,143,279	$11,342,434

	Atlas	Dividend & Income	Intermediate Fixed Income	Darwin
COST OF INVESTMENTS	$145,350,100	$42,258,621	$40,558,398	$7,999,476
GROSS UNREALIZED APPRECIATION	46,037,690	5,761,688	164,033	1,071,056
GROSS UNREALIZED DEPRECIATION	(1,398,781)	(1,143,363)	(575,753)	(186,218)

NET UNREALIZED APPRECIATION (DEPRECIATION)	$44,638,909	$4,618,325	($411,720)	$884,838

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochdale Investment Trust

By __/s/ Garrett D’Alessandro_________________
Garrett R. D’Alessandro, President

Date May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __/s/ Garrett D’Alessandro_________________
Garrett R. D’Alessandro, President

Date May 24, 2006___________________________

By   /s/ Edmund Towers
  Edmund C. Towers, Treasurer

Date May 24, 2006